Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Carrying Amount and Fair Value of Financial Instruments by Category

Carrying amount and fair value of financial instruments by category as of December 31, 2016 and 2017, are as follows:

	2016		2017
(In millions of Korean won)	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents[1]	￦2,900,311	￦—	￦1,928,182	￦—
Trade and other receivables[1]	6,036,363	—	6,643,115	—
Other financial assets
Financial instruments at fair value through profit or loss	6,277	6,277	5,813	5,813
Derivative financial instruments for hedging purpose	227,318	227,318	7,389	7,389
Time deposits and others[1]	716,769	—	1,333,317	—
Held-to-maturity	30,143	30,143	151	151
Available-for-sale financial assets[2]	299,001	299,001	319,402	319,402

	￦10,216,182	￦—	￦10,237,369	￦—

Financial liabilities
Trade and other liabilities[1]	￦8,328,082	￦—	￦8,425,503	￦—
Borrowings	8,120,791	8,184,195	6,683,662	6,738,326
Other financial liabilities
Financial instruments at fair value through profit or loss	1,973	1,973	5,051	5,051
Derivative financial instruments for hedging purpose	14,928	14,928	93,770	93,770
Other[1]	91,763	—	87,670	—

	￦16,557,537	￦—	￦15,295,656	￦—

1	The Group did not conduct fair value estimation since the book amount is a reasonable approximation of the fair value.
2	Equity instruments that do not have a quoted price in an active market are measured at cost because their fair value cannot be measured reliably and excluded from the fair value disclosures.

Summary of Available-for-sale Financial Assets Measured at Cost

Available-for-sale financial assets measured at cost as of December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016		2017
K-Bank	￦	36,500	￦	—
IBK-AUCTUS Green Growth Private Equity Fund		9,506		8,518
WALDEN No.6 Fund		4,710		4,670
TRANSLINK No.2 Fund		9,395		9,395
Storm IV Fund		7,550		8,453
CBC II Fund		8,601		7,298
Others		29,511		23,217

	￦	105,773	￦	61,551

Summary of Fair Value Hierarchy Classifications of Financial Assets and Financial Liabilities That are Measured at Fair Value

Fair value hierarchy classifications of the financial assets and financial liabilities that are measured at fair value or its fair value is disclosed as of December 31, 2016 and 2017, are as follows:

	2016
(In millions of Korean won)	Level 1		Level 2		Level 3		Total
Recurring fair value measurements
Other financial assets
Financial assets at fair value through profit or loss	￦	—	￦	—	￦	6,277	￦	6,277
Derivative financial assets for hedging purpose		—		227,318		—		227,318
Available-for-sale financial assets		5,387		5,725		287,889		299,001

		5,387		233,043		294,166		532,596

Disclosed fair value
Associates and joint ventures		3,940		—		—		3,940
Investment properties[1]		—		—		1,962,779		1,962,779

		3,940		—		1,962,779		1,966,719

	￦	9,327	￦	233,043	￦	2,256,945	￦	2,499,315

Recurring fair value measurements
Other financial liabilities
Financial liabilities at fair value through profit or loss	￦	—	￦	—	￦	1,973	￦	1,973
Derivative financial liabilities for hedging purpose		—		14,928		—		14,928

		—		14,928		1,973		16,901

Disclosed fair value
Borrowings		—		—		8,184,195		8,184,195

		—		—		8,184,195		8,184,195

	￦	—	￦	14,928	￦	8,186,168	￦	8,201,096

	2017
(In millions of Korean won)	Level 1		Level 2		Level 3		Total
Recurring fair value measurements
Other financial assets
Financial assets at fair value through profit or loss	￦	—	￦	—	￦	5,813	￦	5,813
Derivative financial assets for hedging purpose		—		7,389		—		7,389
Available-for-sale financial assets		6,859		5,466		307,077		319,402

		6,859		12,855		312,890		332,604

Disclosed fair value
Investment properties[1]		—		—		1,755,600		1,755,600

		—		—		1,755,600		1,755,600

	￦	6,859	￦	12,855	￦	2,068,490	￦	2,088,204

Recurring fair value measurements
Other financial liabilities
Financial liabilities at fair value through profit or loss	￦	—	￦	—	￦	5,051	￦	5,051
Derivative financial liabilities for hedging purpose		—		76,045		17,725		93,770

		—		76,045		22,776		98,821

Disclosed fair value
Borrowings		—		—		6,738,326		6,738,326

		—		—		6,738,326		6,738,326

	￦	—	￦	76,045	￦	6,761,102	￦	6,837,147

1	The highest and best use of a non-financial asset does not differ from its current use.

Summary of Changes in Level 3 of Fair Value Hierarchy for Recurring Fair Value Measurements
(b)	Details of changes in Level 3 of the fair value hierarchy for the recurring fair value measurements are as follows:

	2016
(In millions of Korean won)	Financial assets at fair value through profit or loss		Available-for-sale		Other derivative financial liabilities
Beginning balance	￦	18	￦	267,337	￦	2,006
Reclassification		—		5,723		—
Amount recognized in other comprehensive income		—		15,099		—
Purchases		13,461		1,561		—
Amount recognized in profit or loss		(7,184)		(426)		(33)
Sales		(18)		(1,405)		—

Ending balance	￦	6,277	￦	287,889	￦	1,973

	2017
(In millions of Korean won)	Financial assets at fair value through profit or loss		Available-for-sale		Other derivative financial liabilities		Derivative financial liabilities for hedging purpose
Beginning balance	￦	6,277	￦	287,889	￦	1,973	￦	—
Reclassification		—		(277)		—		—
Amount recognized in other comprehensive income		—		58,450		—		(1,909)
Purchases		—		85,287		—		—
Amount recognized in profit or loss		(464)		(113)		3,078		19,634
Sales		—		(124,159)		—		—

Ending balance	￦	5,813	￦	307,077	￦	5,051	￦	17,725

Summary of Valuation Techniques and Inputs

Valuation techniques and inputs used in the recurring, non-recurring fair value measurements and disclosed fair values categorized within Level 2 and Level 3 of the fair value hierarchy as of December 31, 2016 and 2017, are as follows:

	2016
(In millions of Korean won)	Fair value		Level	Valuation techniques
Assets
Recurring fair value measurements
Other financial assets
Derivative financial assets for hedging purpose	￦	227,318	2	Discounted cash flow model
Available-for-sale financial assets		293,614	2,3	Discounted cash flow model
Others		6,277	3	Discounted cash flow model
Disclosed fair value
Investment properties		1,962,779	3	Discounted cash flow model
Liabilities
Recurring fair value measurements
Other financial liabilities
Derivative financial liabilities for hedging purpose		14,928	2	Discounted cash flow model
Other derivative financial liabilities		1,973	3	Discounted cash flow model Comparable Company Analysis
Disclosed fair value
Borrowings		8,184,195	3	Discounted cash flow model

	2017
(In millions of Korean won)	Fair value		Level	Valuation techniques
Assets
Recurring fair value measurements
Other financial assets
Derivative financial assets for hedging purpose	￦	7,389	2	Discounted cash flow model
Available-for-sale financial assets		312,543	2,3	Discounted cash flow model
Others		5,813	3	Discounted cash flow model
Disclosed fair value
Investment properties		1,755,600	3	Discounted cash flow model
Liabilities
Recurring fair value measurements
Other financial liabilities
Derivative financial liabilities for hedging purpose		93,770	2,3	Hull-White Model,
				Discounted cash flow model
Other derivative financial liabilities		5,051	3	Discounted cash flow model Comparable Company Analysis
Disclosed fair value
Borrowings		6,738,326	3	Discounted cash flow model

Summary of Details and Changes of Total Deferred Difference

In relation to this, details and changes of the total deferred difference for the years ended December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016				2017
	Other derivative financial assets		Other derivative financial liabilities		Other derivative financial assets		Other derivative financial liabilities
Beginning balance	￦	11,293	￦	—	￦	8,470	￦	—
New transactions		—		—		—		7,126
Disposal		(2,823)		—		(2,823)		(594)

Ending balance	￦	8,470	￦	—	￦	5,647	￦	6,532